STOCK-BASED COMPENSATION (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock price	$ 0.03	$ 0.03
Exercise price	$ 0.01	$ 0.01
Expected life (years)	4 years	4 years
Expected volatility	78.30%	78.30%
Annual dividend yield	0.00%	0.00%
Discount rate	0.00%	0.00%